CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - Series L Convertible Bonds [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Convertible Debt [Roll Forward]
Balance at the beginning of period	$ 15,453 [1]
Change in accrued interest	267
Change in fair value	600
Payment of interest	(470)
Payment of principal	(15,850)
Balance at the end of period

[1]	Includes accrued interest of $193.